Convertible notes (Schedule of Convertible Notes) (Details) - USD ($)				12 Months Ended
	Apr. 30, 2020	Apr. 25, 2019	Apr. 18, 2018	Dec. 31, 2021	Jan. 31, 2020
Short-term Debt [Line Items]
Interest rate			2.50%		8.00%
Proceeds from Notes Payable			$ 5,779,602,000
Debt Instrument, Term			5 years
Debt Instrument, Convertible, Conversion Price			$ 1.50
Debt Instrument, Convertible, Number of Equity Instruments			3,853,068
2018 Notes
Short-term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price				$ 1.38
Debt Instrument Dividend Liability				$ 500,000
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt				$ 5,300,000
Debt Instrument Issue Date price				$ 1.07
CSL
Short-term Debt [Line Items]
Number of shares to sell		5,100
CSL | 2019 Notes
Short-term Debt [Line Items]
Principal amount	$ 160,000
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt	3,600,000
Principal amount to be surrendered in the disposal	$ 3,760,000
Number of shares to sell	5,100